Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	¥ 1,119,659	¥ 1,144,397	¥ 717,495
Accrued expenses and others	228,734	66,773	12,545
Impairment of long-lived assets and allowance for credit losses	13,224	7,694	73,271
Acquisition of Changzhou Manufacturing Base Phase I and Phase II (Note 11)	11,969
Depreciation and amortization	190	16,220	26,946
Unrealized financing cost		13,125	27,520
Unrealized investment loss			29,664
Total deferred tax assets	1,373,776	1,248,209	887,441
Less: Valuation allowance	(1,297,395)	(1,004,665)	¥ (887,441)	¥ (419,496)
Deferred tax assets, net of valuation allowance	76,381	243,544
Deferred tax liabilities
Accelerated tax depreciation and others	(195,121)	(215,030)
Fair value change of certain investments	(15,087)	(5,667)
Total deferred tax liabilities	(210,208)	(220,697)
Deferred tax assets, net		¥ 22,847
Deferred tax liabilities, net	¥ (133,827)